U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

--------------------------------------------------------------------------------
1. Name and address of issuer: The Henlopen Fund, Longwood Corporation Center South, 415 McFarlan Road, Suite 213, Kennett Square, Pennsylvania 19348
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
      [ ] The Henlopen Fund
--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-07168

      Securities Act File Number: 33-52154
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this notice is filed: June 30, 1999
--------------------------------------------------------------------------------
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due:
--------------------------------------------------------------------------------
4(c).[ ]Check box if this is the last time the issuer will be filing this Form.
--------------------------------------------------------------------------------
5. Calculation of registration fee:

    (i)  Aggregate    sale   price   of
         securities   sold  during  the
         fiscal   year    pursuant   to
         section 24(f):                                           $24,034,448
                                                                  -----------
   (ii)  Aggregate price of securities
         redeemed or repurchased during
         the fiscal year:                     $9,322,815
                                               ---------

   (iii) Aggregate price of securities
         redeemed or repurchased
         during any prior fiscal
         year ending no earlier than          $
         October 11, 1995 that were not       ----------
         previously used to reduce
         registration fees payable
         to the Commission:

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                           -$ 9,322,815
                                                                  -----------

   (v)   Net sales - if Item 5(i) is greater
         than Item 5(iv)[subtract Item 5(iv)
         from Item 5(i)]:                                         $14,711,633
                                                                  -----------
--------------------------------------------------------------------------------
   (vi)  Redemption credits available for use
         in future years - if Item 5(i) is
         less than Item 5(iv)[subtract Item
         5(iv) from Item 5(i)]:               $     ----
                                              ----------
--------------------------------------------------------------------------------
   (vii) Multiplier for determining
         registration fee (See Instruction
         C.9):                                                    x   .000278
                                                                  -------------

 (viii)  Registration fee due [multiply Item
         5(v) by Item 5(vii)] (enter "0" if no
         fee is due):                                             =$ 4,089.83
                                                                  --------------
--------------------------------------------------------------------------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$         ---
                                                                    ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus ny interest due [line 5(viii) plus line 7]:

                                                                  =$    4,089.83
                                                                    ------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             Method of Delivery:
                           [X]   Wire Transfer

                           [ ]   Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*/s/Camille F. Wildes
                               -----------------------------------
                               Vice President Compliance
                               -----------------------------------

      Date  September 23, 1999

  *Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------